Schedule of compensation for key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Disclosures
Salaries and short-term benefits	$ 2,437	$ 1,587	$ 1,344
Post-retirement benefits	28	20
Stock-based compensation		411	121
Compensation of key management	$ 2,465	$ 2,018	$ 1,465